Fair Value Measurements (Details) - EBP 009 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 3,436,443,181	$ 3,015,239,225
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	455,722,100	394,638,219
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	92,180,568	92,250,726
Total | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	4,461,148	3,304,562
Total | LNC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	140,687,355	113,237,840
Total | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	218,393,029	185,845,091
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	453,294,507	387,447,501
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	92,180,568	92,250,726
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	4,461,148	3,304,562
Quoted Prices in Active Markets for Identical Assets (Level 1) | LNC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	140,687,355	113,237,840
Quoted Prices in Active Markets for Identical Assets (Level 1) | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	215,965,436	178,654,373
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,427,593	7,190,718
Fair Value, Inputs, Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Fair Value, Inputs, Level 2 | LNC common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,427,593	7,190,718
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 2,980,721,081	$ 2,620,601,006